S000004437 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	228 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.08%	3.83%
MSCI EAFE Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	8.81%	5.15%
iShares MSCI EAFE Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.24%	8.58%	4.90%
Performance Inception Date					Aug. 01, 2005
iShares MSCI EAFE Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.86%	8.31%	4.61%
iShares MSCI EAFE Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	6.86%	3.95%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.